Change in Accounting Policy (Policies)	Jan. 14, 2021
Accounting Changes and Error Corrections [Abstract]
Revenue Recognition, Revenue Reductions
Change in Accounting Policy
During the fourth quarter of 2020, Uber Technologies, Inc. (“we,” “us,” or “our”) changed our accounting policy related to the presentation of cumulative payments to Drivers in excess of cumulative revenue from Drivers. Our policy for the presentation of these excess cumulative payments has changed from presenting them within cost of revenue, exclusive of depreciation and amortization, to presenting them as a reduction of revenue in our consolidated statements of operations.